Summary of Significant Accounting Policies - Summary Of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Contract assets	¥ 593,500	¥ 848,550
Less: Allowance for uncollectible accounts	0	0
Total	¥ 593,500	¥ 848,550